Annual Operating Expenses - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - FidelityHighYieldFactorandPreferredSecuritiesIncomeETFs-ComboPRO - Fidelity High Yield Factor ETF - Fidelity High Yield Factor ETF
Dec. 30, 2022
Operating Expenses:
Management fee	0.45%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%